Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Required to be Made under Non-Cancellable Operating Leases and Capital Leases

At December 31, 2015, the Company was obligated under non-cancellable operating leases and capital leases to make future minimum lease payments as follows:

	Operating	Capital
	Leases	Leases

Years ending December 31,	(In thousands)
2016	$54,780	$8,229
2017	26,067	7,562
2018	22,666	1,725
2019	20,564	—
2020	21,564	—
Thereafter	1,097,757	—
Total minimum lease payments	$1,243,398	17,516
Less: Amounts representing interest		(853)
Total obligations under capital leases		16,663
Less: Amounts due within one year		(7,572)
Amounts due after one year		$9,091